RELATED PARTY TRANSACTIONS - Founder Shares (DWAC) (Details)			12 Months Ended
	Sep. 02, 2021 shares	Jul. 02, 2021 USD ($) shares	Dec. 31, 2023 d $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 shares	Jan. 31, 2022 shares	Oct. 31, 2021 shares	Feb. 08, 2021 shares
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)			100,000,000		100,000,000	100,000,000	100,000,000	10,000
Common shares, shares outstanding			100,000,000		100,000,000	100,000,000	100,000,000	10,000
Digital World Acquisition Corp. [Member]
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion			30 days
Digital World Acquisition Corp. [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Numbers of shares surrendered for no consideration	1,437,500
Common shares, shares issued (in shares)	7,187,500		7,158,025		7,187,500
Common shares, shares outstanding	7,187,500		7,158,025		7,187,500
Digital World Acquisition Corp. [Member] | Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued				8,625,000
Aggregate purchase price | $				$ 25,000
Share transfer between related parties, Value | $		$ 221,000
Numbers of shares surrendered for no consideration	1,437,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion			6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d			30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
Digital World Acquisition Corp. [Member] | Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Number of shares transferred by sponsor		10,000
Digital World Acquisition Corp. [Member] | Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of shares transferred by sponsor		7,500